Quarterly Holdings Report
for
Fidelity® Stocks for Inflation ETF
April 30, 2023
SXE-NPRT3-0623
1.9896216.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	22,101	390,525
Iridium Communications, Inc.	33,834	2,147,444
		2,537,969
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	20,089	2,156,353
Meta Platforms, Inc. Class A (a)	4,742	1,139,597
Ziff Davis, Inc. (a)	2,400	175,536
		3,471,486
Media - 0.5%
Comcast Corp. Class A	12,178	503,804
Nexstar Broadcasting Group, Inc. Class A	1,080	187,326
TEGNA, Inc.	11,052	188,989
		880,119
TOTAL COMMUNICATION SERVICES		6,889,574
CONSUMER DISCRETIONARY - 6.1%
Broadline Retail - 0.3%
Macy's, Inc.	35,805	585,054
Diversified Consumer Services - 0.4%
H&R Block, Inc.	22,319	756,837
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	5,183	1,532,872
Yum! Brands, Inc.	7,422	1,043,385
		2,576,257
Household Durables - 0.5%
Taylor Morrison Home Corp. (a)	23,276	1,002,963
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	13,993	888,835
AutoZone, Inc. (a)	402	1,070,651
Murphy U.S.A., Inc.	3,339	918,993
O'Reilly Automotive, Inc. (a)	1,229	1,127,374
The Home Depot, Inc.	5,213	1,566,715
Ulta Beauty, Inc. (a)	1,779	980,994
		6,553,562
TOTAL CONSUMER DISCRETIONARY		11,474,673
CONSUMER STAPLES - 11.6%
Food Products - 3.8%
Archer Daniels Midland Co.	40,648	3,173,796
General Mills, Inc.	44,069	3,905,835
		7,079,631
Household Products - 3.9%
Colgate-Palmolive Co.	46,448	3,706,550
Kimberly-Clark Corp.	25,653	3,716,863
		7,423,413
Tobacco - 3.9%
Altria Group, Inc.	75,228	3,574,082
Philip Morris International, Inc.	37,690	3,767,869
		7,341,951
TOTAL CONSUMER STAPLES		21,844,995
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
ConocoPhillips Co.	33,120	3,407,717
Exxon Mobil Corp.	47,005	5,562,572
Occidental Petroleum Corp.	51,807	3,187,685
PBF Energy, Inc. Class A	76,061	2,651,486
Texas Pacific Land Corp.	1,591	2,350,941
		17,160,401
FINANCIALS - 9.2%
Banks - 0.7%
First Citizens Bancshares, Inc.	1,319	1,328,470
Capital Markets - 0.7%
Goldman Sachs Group, Inc.	3,658	1,256,304
Consumer Finance - 0.9%
Discover Financial Services	9,266	958,753
Synchrony Financial	27,773	819,581
		1,778,334
Financial Services - 3.6%
Essent Group Ltd.	22,934	974,007
Fiserv, Inc. (a)	7,636	932,508
MasterCard, Inc. Class A	4,803	1,825,284
MGIC Investment Corp.	71,005	1,055,844
Visa, Inc. Class A	8,817	2,051,980
		6,839,623
Insurance - 3.3%
American International Group, Inc.	19,059	1,010,889
Everest Re Group Ltd.	3,047	1,151,766
MetLife, Inc.	16,222	994,895
Principal Financial Group, Inc.	11,429	853,632
RLI Corp.	7,808	1,085,702
Unum Group	25,016	1,055,675
		6,152,559
TOTAL FINANCIALS		17,355,290
HEALTH CARE - 19.3%
Biotechnology - 9.0%
AbbVie, Inc.	21,926	3,313,457
Amgen, Inc.	10,445	2,504,084
Gilead Sciences, Inc.	29,890	2,457,257
Moderna, Inc. (a)	12,598	1,674,148
Regeneron Pharmaceuticals, Inc. (a)	3,100	2,485,549
United Therapeutics Corp. (a)	7,698	1,771,541
Vertex Pharmaceuticals, Inc. (a)	7,627	2,598,748
		16,804,784
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	26,703	2,192,316
Humana, Inc.	4,574	2,426,461
McKesson Corp.	5,980	2,178,155
		6,796,932
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	36,919	2,465,082
Eli Lilly & Co.	9,672	3,828,758
Merck & Co., Inc.	30,981	3,577,376
Pfizer, Inc.	70,830	2,754,579
		12,625,795
TOTAL HEALTH CARE		36,227,511
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	2,344	1,088,671
Northrop Grumman Corp.	2,217	1,022,636
		2,111,307
Building Products - 1.4%
Builders FirstSource, Inc. (a)	10,252	971,582
Owens Corning	8,318	888,446
UFP Industries, Inc.	8,627	677,392
		2,537,420
Electrical Equipment - 0.4%
Atkore, Inc. (a)	6,013	759,622
Machinery - 0.9%
Mueller Industries, Inc.	12,082	868,092
Snap-On, Inc.	3,356	870,580
		1,738,672
Professional Services - 1.1%
Automatic Data Processing, Inc.	4,044	889,680
ExlService Holdings, Inc. (a)	3,332	594,362
Paychex, Inc.	5,854	643,120
		2,127,162
Trading Companies & Distributors - 0.5%
Triton International Ltd.	11,639	962,196
TOTAL INDUSTRIALS		10,236,379
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 0.7%
Cisco Systems, Inc.	27,323	1,291,012
IT Services - 2.4%
Accenture PLC Class A	4,352	1,219,822
Amdocs Ltd.	6,362	580,533
DXC Technology Co. (a)	19,640	468,414
Gartner, Inc. (a)	1,900	574,674
IBM Corp.	7,608	961,727
VeriSign, Inc. (a)	2,855	633,239
		4,438,409
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	5,107	918,647
Broadcom, Inc.	2,501	1,566,877
Enphase Energy, Inc. (a)	2,967	487,181
KLA Corp.	1,893	731,720
Microchip Technology, Inc.	8,711	635,816
onsemi (a)	8,442	607,486
Qualcomm, Inc.	8,473	989,646
Rambus, Inc. (a)	12,921	572,917
Texas Instruments, Inc.	6,557	1,096,330
		7,606,620
Software - 6.2%
Cadence Design Systems, Inc. (a)	4,006	839,057
Dropbox, Inc. Class A (a)	23,836	484,824
Fair Isaac Corp. (a)	903	657,339
Microsoft Corp.	31,279	9,610,786
		11,592,006
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	62,219	10,557,322
TOTAL INFORMATION TECHNOLOGY		35,485,369
MATERIALS - 6.7%
Chemicals - 2.2%
CF Industries Holdings, Inc.	58,373	4,178,339
Metals & Mining - 4.5%
Nucor Corp.	28,876	4,278,846
Steel Dynamics, Inc.	39,606	4,117,044
		8,395,890
TOTAL MATERIALS		12,574,229
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Gaming & Leisure Properties	62,400	3,244,800
Omega Healthcare Investors, Inc.	110,743	2,963,483
VICI Properties, Inc.	99,824	3,388,027
		9,596,310
UTILITIES - 4.7%
Electric Utilities - 1.6%
NRG Energy, Inc.	89,486	3,057,737
Gas Utilities - 1.6%
National Fuel Gas Co.	53,714	3,002,613
Independent Power and Renewable Electricity Producers - 1.5%
Clearway Energy, Inc. Class C	90,241	2,740,619
TOTAL UTILITIES		8,800,969
TOTAL COMMON STOCKS (Cost $189,024,712)		187,645,700

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b) (Cost $192,083)	192,045	192,083

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $189,216,795)	187,837,783
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	214,100
NET ASSETS - 100.0%	188,051,883

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Jun 2023	209,425	14,896	14,896

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $11,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	111,694	5,489,351	5,408,962	2,988	-	-	192,083	0.0%
Total	111,694	5,489,351	5,408,962	2,988	-	-	192,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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